Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator 1:
Net loss	$ (74,055)	$ (11,965)	$ (25,905)	$ (22,964)
Accretion of redeemable convertible preferred stock to redemption value	(139,237)	(6,568)	(11,372)	10,400
Accretion of noncontrolling interest put option to redemption value	(285)	(467)	(567)
Net loss attributable to common stockholders	$ (213,577)	$ (19,000)	$ (37,844)	$ (12,564)
Denominator 1:
Weighted average common shares outstanding - basic	2,161,848	2,147,064	2,149,182	2,120,200
Weighted average common shares outstanding - diluted	2,161,848	2,147,064	2,149,182	2,120,200
Net loss per share, basic	$ (98.79)	$ (8.85)	$ (17.61)	$ (5.93)
Net loss per share, diluted	$ (98.79)	$ (8.85)	$ (17.61)	$ (5.93)